UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 1999

Institutional Investment Manager Filing this Report:

Name:  		  Siphron Capital Management
Address:  	280 South Beverly Drive, suite 412
		         Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:     David C. Siphron
Title: 	 	President / CEO
Phone:	  	310-858-7281
Signature, Place, and Date of Signing:

David C. Siphron    Beverly Hills, California   	February 15, 2000

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  1236397

                                      FORM 13F INFORMATION TABLE
                                       Value   Quantity  SH/ PUT/  INV  OTH VTG
NAME OF ISSUER      Class   Cusip    (x$1000)  of shares PRN CALL DSCRN MGR AUT
-------------------   ---  ---------  ------   --------- --  ---- ----  --- ----
Abbott Laboratories   COM  002824100  41,059   1,130,700 SH  N/A  SOLE  N/A SOLE
American Express      COM  025816109  87,564     526,700 SH	      SOLE      SOLE
Bristol-Myers Squibb  COM  110122108  29,087     453,150 SH       SOLE      SOLE
Campbell Soup         COM  134429109  33,454     864,715 SH       SOLE      SOLE
Chase Manhattan       COM  16161A108  36,587     470,944 SH       SOLE      SOLE
Clorox Co.            COM  189054109  61,896   1,228,700 SH       SOLE      SOLE
Coca-Cola             COM  191216100  53,954     926,250 SH       SOLE      SOLE
Dell Computers        COM  247025109  68,962   1,352,200 SH       SOLE      SOLE
Eastman Kodak         COM  277461109  17,503     264,198 SH       SOLE      SOLE
Electronic Data Sys.  COM  285661104  52,432     783,300 SH       SOLE      SOLE
Gillette              COM  375766102  59,458   1,443,600 SH       SOLE      SOLE
Hershey Foods         COM  427866108  41,996     885,300 SH       SOLE      SOLE
Hewlett-Packard       COM  428236103  45,022     395,800 SH       SOLE      SOLE
Intel Corp.           COM  458140100  69,148     840,064 SH       SOLE      SOLE
Johnson & Johnson     COM  478160104  61,125     655,500 SH       SOLE      SOLE
Lilly (Eli)           COM  532457108  27,557     414,390 SH       SOLE      SOLE
McDonald's Corp.      COM  580135101  59,256   1,469,920 SH       SOLE      SOLE
Merck & Co.           COM  589331107  45,120     671,560 SH       SOLE      SOLE
Merrill Lynch         COM  590188108  46,255     555,200 SH       SOLE      SOLE
Microsoft Corp.       COM  594918104  64,948     556,300 SH       SOLE      SOLE
Minnesota Mining      COM  604059105  49,547     506,230 SH       SOLE      SOLE
NIKE, Inc. 'B'        COM  654106103  34,074     687,500 SH       SOLE      SOLE
PepsiCo, Inc.         COM  713448108  46,893   1,330,300 SH       SOLE      SOLE
Schwab (Charles)      COM  808513105  51,513   1,346,746 SH       SOLE      SOLE
Wrigley (Wm.) Jr.     COM  982526105  51,987     626,820 SH       SOLE      SOLE
